UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1685

Name of Registrant:	VANGUARD MORGAN GROWTH FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2005

Item 1:	Schedule of Investments

Vanguard Morgan Growth Fund
Schedule of Investments
June 30, 2005

	Shares	Market Value ($000)

COMMON STOCKS (94.4%)

Auto & Transportation (2.2%)
* Ryanair Holdings PLC ADR	842,100	$37,760
J.B. Hunt Transport Services, Inc.	919,700	17,750
Gol-Linhas Aereas Inteligentes S.A.	432,008	12,986
C.H. Robinson Worldwide, Inc.	185,800	10,814
United Parcel Service, Inc.	148,100	10,243
PACCAR, Inc.	106,400	7,235
* The Goodyear Tire & Rubber Co.	401,600	5,984
FedEx Corp.	70,500	5,711
Polaris Industries, Inc.	81,200	4,385
Harley-Davidson, Inc.	72,200	3,581
Southwest Airlines Co.	109,500	1,525

		117,974

Consumer Discretionary (23.3%)
* Yahoo! Inc.	2,900,600	100,506
* Google Inc.	269,300	79,214
Abercrombie & Fitch Co.	667,455	45,854
* Electronic Arts Inc.	799,500	45,260
* XM Satellite Radio Holdings, Inc.	1,331,900	44,832
* Pixar, Inc.	813,300	40,706
Viacom Inc. Class B	1,263,300	40,451
American Eagle Outfitters, Inc.	1,267,840	38,859
The News Corp., Inc.	2,210,400	35,764
Black & Decker Corp.	397,000	35,670
Marriott International, Inc. Class A	498,900	34,035
* Kohl's Corp.	565,600	31,623
* Liberty Media Corp.	3,090,399	31,491
Staples, Inc.	1,474,550	31,437
Wal-Mart Stores, Inc.	626,100	30,178
* Career Education Corp.	724,800	26,535
Yum! Brands, Inc.	495,500	25,806
Darden Restaurants Inc.	730,900	24,105
Home Depot, Inc.	577,800	22,476
Michaels Stores, Inc.	459,100	18,993
* Monster Worldwide Inc.	639,600	18,344
* Activision, Inc.	1,068,266	17,648
* Bed Bath & Beyond, Inc.	403,500	16,858
* Geox SpA	1,913,500	15,930
* AutoZone Inc.	165,200	15,274
Fastenal Co.	247,300	15,150
* Getty Images, Inc.	191,700	14,236
* Lamar Advertising Co. Class A	313,044	13,389
* Adidas Salomon AG	80,000	13,350
EchoStar Communications Corp. Class A	424,600	12,802
Target Corp.	231,900	12,618
Mattel, Inc.	683,600	12,510
Gillette Co.	231,800	11,736
Harrah's Entertainment, Inc.	161,800	11,661
Circuit City Stores, Inc.	637,300	11,019
Robert Half International, Inc.	431,300	10,770
Lowe's Cos., Inc.	180,900	10,532
* Publishing & Broadcasting Ltd.	894,242	10,097
* Marvel Enterprises Inc.	498,950	9,839
* Apollo Group, Inc. Class A	124,000	9,699
* Time Warner, Inc.	507,200	8,475
* Univision Communications Inc.	306,300	8,439
* Cogent Inc.	295,100	8,425
* VeriSign, Inc.	262,700	7,555
* eBay Inc.	225,700	7,450
CDW Corp.	128,800	7,353
NIKE, Inc. Class B	79,600	6,893
Hilton Hotels Corp.	288,200	6,874
Omnicom Group Inc.	81,400	6,501
* Copart, Inc.	267,000	6,355
* MGM Mirage, Inc.	151,600	6,000
Costco Wholesale Corp.	132,800	5,952
* Advance Auto Parts, Inc.	91,980	5,937
The McGraw-Hill Cos., Inc.	133,400	5,903
Carnival Corp.	103,100	5,624
* Penn National Gaming, Inc.	138,000	5,037
* Education Management Corp.	142,000	4,790
Boyd Gaming Corp.	92,600	4,735
* Starbucks Corp.	91,000	4,701
Aramark Corp. Class B	173,600	4,583
Best Buy Co., Inc.	65,500	4,490
Avon Products, Inc.	118,200	4,474
Meredith Corp.	91,100	4,469
J.C. Penney Co., Inc. (Holding Co.)	85,000	4,469
Leggett & Platt, Inc.	157,700	4,192
Polo Ralph Lauren Corp.	88,300	3,807
The Gap, Inc.	153,300	3,028
* IAC/InterActiveCorp	123,800	2,977
Dex Media, Inc.	121,348	2,962
The Corporate Executive Board Co.	35,500	2,781
* Sears Holdings Corp.	16,900	2,533
Clear Channel Communications, Inc.	80,499	2,490
News Corp., Inc., Class B	145,253	2,449
Regal Entertainment Group Class A	125,200	2,364
Waste Management, Inc.	68,700	1,947
Republic Services, Inc. Class A	54,000	1,945
* DirecTV Group, Inc.	123,422	1,913
Estee Lauder Cos. Class A	31,200	1,221
Washington Post Co. Class B	1,380	1,152
* Amazon.com, Inc.	33,300	1,102
* Rent-A-Center, Inc.	15,100	352

		1,231,956

Consumer Staples (3.8%)
The Procter & Gamble Co.	1,111,100	58,610
PepsiCo, Inc.	753,900	40,658
The Clorox Co.	408,400	22,756
The Pepsi Bottling Group, Inc.	506,200	14,482
Walgreen Co.	235,800	10,844
Brown-Forman Corp. Class B	162,700	9,836
Anheuser-Busch Cos., Inc.	179,300	8,203
The Coca-Cola Co.	187,800	7,841
CVS Corp.	197,200	5,733
Sysco Corp.	157,700	5,707
Colgate-Palmolive Co.	100,300	5,006
The Hershey Co.	63,300	3,931
* The Kroger Co.	171,400	3,262
* Dean Foods Co.	36,700	1,293

		198,162

Financial Services (8.6%)
Capital One Financial Corp.	559,800	44,790
* Fiserv, Inc.	876,800	37,659
American International Group, Inc.	535,721	31,125
First Data Corp.	636,300	25,541
ACE Ltd.	529,500	23,748
Bank of America Corp.	425,000	19,384
UBS AG	248,900	19,377
* Ameritrade Holding Corp.	1,019,900	18,960
* E*TRADE Financial Corp.	1,252,000	17,515
American Express Co.	278,400	14,819
* SunGard Data Systems, Inc.	411,300	14,465
H & R Block, Inc.	234,600	13,689
Assurant, Inc.	342,900	12,379
W.R. Berkley Corp.	304,150	10,852
Investors Financial Services Corp.	278,891	10,548
Moody's Corp.	218,200	9,810
Hudson City Bancorp, Inc.	813,700	9,284
IndyMac Bancorp, Inc.	209,600	8,537
Paychex, Inc.	250,400	8,148
Synovus Financial Corp.	269,800	7,735
Friedman, Billings, Ramsey Group, Inc. REIT	521,300	7,455
SEI Corp.	197,100	7,362
* CheckFree Corp.	205,670	7,005
Ryder System, Inc.	187,600	6,866
Countrywide Financial Corp.	169,931	6,561
Northern Trust Corp.	140,900	6,424
Franklin Resources Corp.	79,000	6,081
CIGNA Corp.	56,307	6,027
Federated Investors, Inc.	196,000	5,882
Progressive Corp. of Ohio	54,500	5,385
Fair, Isaac, Inc.	147,300	5,376
Automatic Data Processing, Inc.	114,600	4,810
SLM Corp.	91,000	4,623
AFLAC Inc.	91,900	3,977
The Chicago Mercantile Exchange	11,500	3,398
Nuveen Investments, Inc. Class A	63,600	2,393
Fremont General Corp.	79,800	1,942
Marsh & McLennan Cos., Inc.	55,400	1,535
Doral Financial Corp.	91,450	1,513
White Mountains Insurance Group Inc.	1,900	1,199
W Holding Co., Inc.	104,800	1,071
* DST Systems, Inc.	16,700	782
Host Marriott Corp. REIT	28,600	501

		456,533

Health Care (18.9%)
AstraZeneca Group PLC ADR	1,574,700	64,972
Aetna Inc.	643,836	53,322
Schering-Plough Corp.	2,737,021	52,168
Medtronic, Inc.	977,400	50,620
Johnson & Johnson	742,200	48,243
* Gilead Sciences, Inc.	913,800	40,198
* Invitrogen Corp.	469,500	39,105
* Coventry Health Care Inc.	546,300	38,651
* Forest Laboratories, Inc.	940,699	36,546
* WellPoint Inc.	496,900	34,604
AmerisourceBergen Corp.	497,100	34,374
Eli Lilly & Co.	592,800	33,025
* Genzyme Corp.-General Division	534,200	32,100
Quest Diagnostics, Inc.	473,600	25,229
Allergan, Inc.	236,000	20,117
Bausch & Lomb, Inc.	240,000	19,920
* Community Health Systems, Inc.	523,200	19,772
Teva Pharmaceutical Industries Ltd. Sponsored ADR	625,000	19,462
* Amgen, Inc.	313,000	18,924
Abbott Laboratories	384,012	18,820
* Lincare Holdings, Inc.	449,109	18,342
* Cephalon, Inc.	431,800	17,190
UnitedHealth Group Inc.	322,200	16,799
* Shionogi & Co. Ltd.	1,241,000	15,960
* Roche Holdings AG	125,000	15,777
* Logitech International SA	478,284	15,382
Biomet, Inc.	436,600	15,124
* Amylin Pharmaceuticals, Inc.	671,200	14,048
* OSI Pharmaceuticals, Inc.	336,500	13,753
* ICOS Corp.	537,100	11,370
* Varian Medical Systems, Inc.	299,100	11,165
* Eon Labs, Inc.	356,000	10,908
* Laboratory Corp. of America Holdings	204,000	10,180
* Genentech, Inc.	110,199	8,847
* Adecco SA (Registered)	176,195	7,996
* Medco Health Solutions, Inc.	148,800	7,940
Manor Care, Inc.	177,800	7,064
HCA Inc.	123,200	6,982
Baxter International, Inc.	171,700	6,370
Cardinal Health, Inc.	106,800	6,150
* American Pharmaceuticals Partners, Inc.	136,600	5,635
* Hospira, Inc.	143,000	5,577
Universal Health Services Class B	87,300	5,428
Guidant Corp.	79,500	5,350
* Barr Pharmaceuticals Inc.	109,200	5,322
Wyeth	115,100	5,122
* Tenet Healthcare Corp.	400,700	4,905
* MGI Pharma, Inc.	222,800	4,848
Dade Behring Holdings Inc.	70,900	4,609
* Boston Scientific Corp.	158,700	4,285
Becton, Dickinson & Co.	62,200	3,264
* Zimmer Holdings, Inc.	41,400	3,153
* Celgene Corp.	53,000	2,161
C.R. Bard, Inc.	26,100	1,736
Stryker Corp.	36,100	1,717
* Caremark Rx, Inc.	12,600	561

		1,001,192

Integrated Oils (2.5%)
Petro Canada	614,877	40,053
Petrol Brasil Series A ADR	753,000	34,668
Suncor Energy, Inc.	616,600	29,178
ConocoPhillips Co.	461,400	26,526

		130,425

Other Energy (3.6%)
Baker Hughes, Inc.	762,800	39,025
* Transocean Inc.	470,000	25,366
Patterson-UTI Energy, Inc.	825,384	22,970
Chesapeake Energy Corp.	845,700	19,282
Noble Corp.	293,400	18,047
Schlumberger Ltd.	145,100	11,019
* Grant Prideco, Inc.	409,800	10,839
BJ Services Co.	165,400	8,680
Apache Corp.	127,700	8,249
XTO Energy, Inc.	205,862	6,997
Halliburton Co.	124,700	5,963
Rowan Cos., Inc.	158,100	4,697
* Nabors Industries, Inc.	36,700	2,225
EOG Resources, Inc.	38,500	2,187
ENSCO International, Inc.	56,000	2,002
* Weatherford International Ltd.	31,600	1,832
Diamond Offshore Drilling, Inc.	30,800	1,646
* Ultra Petroleum Corp.	35,600	1,081
* Pride International, Inc.	30,700	789

		192,896

Materials & Processing (2.3%)
Nucor Corp.	450,400	20,547
Freeport-McMoRan Copper & Gold, Inc. Class B	482,564	18,066
Canon, Inc.	235,500	12,355
* Energizer Holdings, Inc.	181,400	11,278
Ball Corp.	313,516	11,274
Sigma-Aldrich Corp.	194,000	10,872
E.I. du Pont de Nemours & Co.	245,700	10,568
Precision Castparts Corp.	72,958	5,683
* Huntsman Corp.	256,600	5,201
Worthington Industries, Inc.	305,700	4,830
* Crown Holdings, Inc.	199,100	2,833
Masco Corp.	72,800	2,312
The Timken Co.	86,000	1,987
The St. Joe Co.	17,800	1,451

		119,257

Producer Durables (5.2%)
D. R. Horton, Inc.	1,068,139	40,173
* Xerox Corp.	2,217,800	30,583
Nokia Corp. ADR	1,678,000	27,922
Lennar Corp. Class A	264,100	16,757
* Crown Castle International Corp.	666,000	13,533
* LAM Research Corp.	455,900	13,194
United Technologies Corp.	238,800	12,262
W.W. Grainger, Inc.	222,300	12,180
* Toll Brothers, Inc.	107,100	10,876
Joy Global Inc.	315,100	10,584
* Thermo Electron Corp.	393,000	10,560
Centex Corp.	139,500	9,858
Standard Pacific Corp.	107,000	9,411
Caterpillar, Inc.	94,900	9,045
The Boeing Co.	120,400	7,946
Lockheed Martin Corp.	115,100	7,467
* American Tower Corp. Class A	344,700	7,246
KLA-Tencor Corp.	157,900	6,900
Illinois Tool Works, Inc.	53,300	4,247
Applied Materials, Inc.	205,000	3,317
* Lexmark International, Inc.	46,900	3,041
Danaher Corp.	56,821	2,974
Pulte Homes, Inc.	17,700	1,491
* NVR, Inc.	1,240	1,004
* Alliant Techsystems, Inc.	8,900	628

		273,199

Technology (18.9%)
Microsoft Corp.	4,908,900	121,937
* Cisco Systems, Inc.	3,532,700	67,510
* Dell Inc.	1,621,500	64,065
* Sanofi-Aventis	650,768	53,319
* EMC Corp.	3,475,600	47,650
National Semiconductor Corp.	1,932,500	42,573
Intel Corp.	1,534,400	39,986
* Affiliated Computer Services, Inc. Class A	623,700	31,871
Microchip Technology, Inc.	1,040,218	30,811
* Research In Motion Ltd.	415,300	30,628
* Amdocs Ltd.	1,150,600	30,410
International Business Machines Corp.	402,300	29,851
* NVIDIA Corp.	1,093,008	29,205
Adobe Systems, Inc.	960,200	27,480
* Samsung Electronics Co., Ltd.	57,500	27,258
* NCR Corp.	756,600	26,572
L-3 Communications Holdings, Inc.	309,100	23,671
Hon Hai Precision Industry Co., Ltd.	4,524,000	23,493
* Corning, Inc.	1,387,800	23,065
* McAfee Inc.	858,100	22,465
* Jabil Circuit, Inc.	592,900	18,220
General Dynamics Corp.	152,200	16,672
QUALCOMM Inc.	405,500	13,386
Harris Corp.	411,500	12,843
* Oracle Corp.	965,600	12,746
Texas Instruments, Inc.	424,200	11,907
* Apple Computer, Inc.	316,600	11,654
* Hyundai Mobis	160,000	10,703
* Accenture Ltd.	460,700	10,444
ADTRAN Inc.	365,300	9,056
Amphenol Corp.	222,800	8,950
PerkinElmer, Inc.	457,600	8,649
* Comverse Technology, Inc.	271,300	6,416
* Lucent Technologies, Inc.	2,057,100	5,986
Applera Corp.-Applied Biosystems Group	284,100	5,588
* Akamai Technologies, Inc.	407,400	5,349
Seagate Technology	280,400	4,921
* SanDisk Corp.	177,900	4,222
* Network Appliance, Inc.	137,000	3,873
* Ingram Micro, Inc. Class A	247,000	3,868
Autodesk, Inc.	109,400	3,760
* Marvell Technology Group Ltd.	88,000	3,348
* Symantec Corp.	141,200	3,070
* F5 Networks, Inc.	50,000	2,362
Electronic Data Systems Corp.	116,500	2,243
Rockwell Automation, Inc.	45,500	2,216
* Intuit, Inc.	43,400	1,958
* Advanced Micro Devices, Inc.	87,600	1,519
* Citrix Systems, Inc.	42,000	910
Scientific-Atlanta, Inc.	18,900	629
* Storage Technology Corp.	13,300	483

		1,001,771

Utilities (2.9%)
* Comcast Corp. Class A	1,431,200	43,938
* Nextel Partners, Inc.	799,600	20,126
* Nextel Communications, Inc.	540,200	17,454
Kinder Morgan, Inc.	206,000	17,139
America Movil SA de CV Series L ADR	270,000	16,095
* AES Corp.	868,900	14,233
Sprint Corp.	344,300	8,638
TXU Corp.	99,500	8,267
* Comcast Corp. Special Class A	177,800	5,325
Telephone & Data Systems, Inc.	12,500	510
Telephone & Data Systems, Inc. Special Common Shares	12,500	479

		152,204

Other (2.2%)
General Electric Co.	1,763,000	61,088
Fortune Brands, Inc.	264,600	23,496
Tyco International Ltd.	496,100	14,486
Brunswick Corp.	164,300	7,117
* Berkshire Hathaway Inc. Class B	2,030	5,650
3M Co.	63,300	4,577

		116,414

TOTAL COMMON STOCKS
(Cost $4,320,600)		4,991,983

TEMPORARY INVESTMENTS (7.5%)

Exchange-Traded Fund (1.0%)
Vanguard Index Participation Equity Receipts - Growth Index	1,044,900	52,694
Money Market Fund (4.6%)
Vanguard Market Liquidity Fund, 3.139%**	242,148,728	242,149
	Face
	Amount
	(000)

Repurchase Agreement (1.7%)
JPMorgan Securities Inc.
3.430%, 7/1/2005	$91,000	91,000
(Dated 6/30/2005,
Repurchase Value $91,009,000
collateralized by Federal National Mortgage Assn.
5.000%-8.000%, 10/1/2017-7/1/2035)
U.S. Agency Obligation (0.2%)
Federal Home Loan Mortgage Corp.†
(1) 3.002%, 7/19/2005	14,000	13,978

TOTAL TEMPORARY INVESTMENTS
(Cost $396,890)		399,821

TOTAL INVESTMENTS (101.9%)
(Cost $4,717,490)		5,391,804

OTHER ASSETS AND LIABILITIES—NET (-1.9%)		(102,834)

NET ASSETS (100%)		$5,288,970

*	Non-income-producing security.
**	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
(1)	Securities with a value of $13,978,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2005, the cost of investment securities for tax purposes was $4,717,490,000. Net unrealized appreciation of investment securities for tax purposes was $674,314,000, consisting of unrealized gains of $817,991,000 on securities that had risen in value since their purchase and $143,677,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and exchange-traded funds. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.1% and 3.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30 2005, the aggregate settlement value of open futures contracts expiring in September 2005 and the related unrealized appreciation (depreciation) were:

		(000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	444	$132,701	($711)
E-mini S&P 500 Index	226	13,509	(126)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MORGAN GROWTH FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

VANGUARD MORGAN GROWTH FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.